Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2015
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

11. Financial Instruments and Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

The Company's Notes trade on NASDAQ under the symbol “PRGNL” and therefore are considered Level 1 items in accordance with the fair value hierarchy. As of June 30, 2015, the fair value of the Company's Notes based on their quoted close price of $8.33 per Note was $8,330,000 in the aggregate.

When the interest rate swap contracts (refer to Note 10) qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders' equity, while the ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the accompanying condensed consolidated balance sheets and derivative gains / (losses) in the accompanying unaudited interim condensed consolidated statements of comprehensive loss and shareholders' equity are shown below:

Derivative Instruments - Balance Sheet Location

		December 31, 2014	June 30, 2015
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current Assets - Interest rate swaps	$-	$(1,894)
Interest rate swaps	Non-Current Assets - Interest rate swaps	(66,475)	-
Interest rate swaps	Current liabilities - Interest rate swaps	589,896	332,907
Interest rate swaps	Long-Term Liabilities - Interest rate swaps	17,369	-
Total derivatives		$540,790	$331,013

Effect of Derivative Instruments designated as hedging instruments

Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion

	Six Months Ended June 30,
	2014	2015
Interest rate swaps	$131,238	$-
Total	$131,238	$-

Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statement of Comprehensive Loss - Effective Portion

		Six Months Ended June 30,
	Location	2014	2015
Interest rate swaps - Realized Loss	Interest and finance costs	$(98,656)	$-
Total		$(98,656)	$-

There was no ineffective portion of the gain / (loss) on the hedging instruments for the six months ended June 30, 2014 and 2015. No hedge accounting was applicable for the six month period ended June 30, 2015.

Effect of Derivative Instruments not designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2014	2015
Interest rate swaps - Fair value	Loss on derivatives, net	$69,512	$209,777
Interest rate swaps - Realized Loss	Loss on derivatives, net	(405,175)	(408,707)
Net loss on derivatives		$(335,663)	$(198,930)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company's interest rate swap agreements (refer to Note 10) is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company's interest rate swaps as of December 31, 2014 and June 30, 2015.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2014	June 30, 2015
Interest rate swaps - asset	$(66,475)	$(1,894)
Interest rate swaps - liability	607,265	332,907
Total	$540,790	$331,013

Marketable securities - shares of Korea Line Corporation (“KLC”):

As of December 31, 2014, the Company held 44,550 KLC shares. The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

During the second quarter of 2015, the Company sold the total of 44,550 KLC shares at an average sale price of $21.68 per share. The total cash received from the sale of these shares amounted to $958,215, net of commissions. A loss from marketable securities, net, of $134,529 was recorded and is included in the accompanying unaudited interim condensed consolidated statement of comprehensive loss for the six months ended June 30, 2015.

Financial Instruments and Assets that are measured at fair value on a non-recurring basis

Assets held for sale / Liabilities associated with assets held for sale:

During the six months ended June 30, 2015, in accordance with the accounting guidance relating to long-lived assets held for sale, the Company recognized a loss on four of its vessels, the M/V Dream Seas, the M/V Gentle Seas, the M/V Peaceful Seas and the M/V Friendly Seas, prior to the sale of all of the issued and registered shares of the respective vessel-owning subsidiaries in July 27, 2015, as discussed in Note 7.

Details for the loss recorded on the respective assets and associated liabilities are noted in the table below:

	Significant Other Observable Inputs (Level 2)	Loss
Assets held for sale	$62,568,000	$47,283,802
Liabilities associated with assets held for sale	$58,997,676	$-

The fair value of the assets held for sale is based on the Company's best estimate of the value of the vessels, which is in line with the value of $63,200,000, less 1.00% commission, for the sale of all of the issued and registered shares of the respective vessel-owning subsidiaries that the Company agreed in July 2015 (refer to Note 7).

The fair value of the liabilities associated with assets held for sale, which consists of the carrying amount of the long-term debt and other liabilities associated with the Sale Transaction, approximates their carrying value, predominantly due to the variable interest rate and short-term nature thereof.

Advances for vessels under construction:

During the six months ended June 30, 2015, in accordance with the accounting guidance relating to long-lived assets held and used, the Company recognized an impairment loss on the advances for vessels under construction relating to the five newbuilding vessels with Hull numbers DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142 as discussed in Note 5.

Details for the impairment charge on the advances for vessels under construction are noted in the table below:

	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$35,299,383	$16,753,838

The fair value is based on the Company's best estimate of the value of the vessels on a time charter free basis, and is supported by the reported resale prices of an independent shipbroker as of June 30, 2015, which are mainly based on recent sales and purchase transactions of similar vessels.

As of December 31, 2014 and June 30, 2015, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above and in Note 11 in the Company's Annual Report.